Expense Example, No Redemption {- Franklin Connecticut Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Connecticut Tax-Free Income Fund - Class C	Jul. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 136
3 Years	425
5 Years	734
10 Years	$ 1,613